Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands												1 Months Ended	12 Months Ended
	Oct. 14, 2021 USD ($)	Oct. 08, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 15, 2021 USD ($)	Jul. 06, 2021 USD ($)	May 04, 2021 USD ($)	Apr. 01, 2021 USD ($)	Jun. 15, 2020 USD ($)	Mar. 11, 2020 USD ($)	Jan. 03, 2020 USD ($)	Dec. 21, 2018 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2021 CLP ($) director item	Dec. 31, 2021 USD ($) director item	Dec. 31, 2021 CLF director item	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Allowance for doubtful accounts between related entities																				$ 0	$ 0
Number of members in Board of Directors | director													7	7	7
Term of service for each director													3 years	3 years	3 years
Amounts payable to related parties													$ 1,004,597,958			$ 130,053,962
Other transactions between the company and its Directors and Group Management																		$ 0
Compensation for directors													2,360,041			2,552,181	$ 2,566,731
December 21, 2018, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term											6 months
Accrued interest													0
Outstanding debt													337,876,000			284,380,000		400,000,000
Committed amount											$ 400,000,000
Days prior to the prepayment date											10 days
Percentage of fee on margin											35.00%
June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Term of the facility				3 months
Short-term loans													$ 42,234,500	$ 50,000,000
Renewal of draft period before obligation expires													5 days	5 days	5 days
Margin rate of interest												0.25%
Accrued interest													$ 20,700
Committed amount												$ 50,000,000
January 3, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term										6 months
Accrued interest													12,101			0
Outstanding debt													168,938,000			142,190,000		200,000,000
Committed amount										$ 200,000,000
Days prior to the prepayment date										10 days
March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued interest													3,468,860			2,893,567
Outstanding debt													337,876,000			284,380,000		400,000,000
March 11, 2020, Enel Finance International NV Loan [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount									$ 400,000,000
June 15, 2020, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount								$ 290,000,000
Days prior to the prepayment date								5 days
Percentage of fee on margin								0.35%
Sustainable Development Goals Linked Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings							2.50%
Accrued interest													1,601,391
Outstanding debt													253,407,000					300,000,000
Committed amount							$ 300,000,000
Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term loans				$ 90,000,000	$ 100,000,000	$ 100,000,000
Accrued interest													345,148
Outstanding debt													244,960,100					290,000,000
Committed amount							$ 290,000,000
Days prior to the prepayment date							5 days
Percentage of fee on margin							0.35%
Sustainable Development Goals Linked Revolving Facility [Member] | Mature on March 3, 2022 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt																		100,000,000
Sustainable Development Goals Linked Revolving Facility [Member] | Mature on March 15, 2022 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt																		90,000,000
Sustainable Development Goals Linked Revolving Facility [Member] | Mature on July 6, 2022 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt																		100,000,000
September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term loans	$ 100,000,000	$ 100,000,000
Margin rate of interest			1.15%
Accrued interest													484,764
Outstanding debt													168,938,000					200,000,000
Committed amount			$ 200,000,000
Days prior to the prepayment date			5 days
Percentage of fee on margin			0.30%
September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member] | Maturity Period, July 7, 2022 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt																		100,000,000
September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member] | Maturity Period, July 14, 2022 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt																		100,000,000
Libor 6M | December 21, 2018, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest											1.00%
LIBOR Variable Rate [Member] | June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest												0.90%
LIBOR Variable Rate [Member] | June 15, 2020, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest								1.40%
LIBOR Variable Rate [Member] | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest							1.00%
Fixed interest rate [member] | January 3, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings										2.60%
Fixed interest rate [member] | March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings									3.30%
Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings																			2.82%
Outstanding debt													544,294,079			458,115,848		$ 644,000,000	$ 644,000,000	$ 644,000,000
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties													0
Amounts payable to related parties													0
Compensation for directors													$ 532,472			519,795	515,875
Enel Chile Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF															CLF 216
Enel Chile Board [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF															CLF 79.2
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions													the compensation of the Chairman of the Board will be twice that of a Director	the compensation of the Chairman of the Board will be twice that of a Director	the compensation of the Chairman of the Board will be twice that of a Director
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions													Each member will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.	Each member will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.	Each member will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.
Compensation for directors													$ 104,612			$ 103,989	$ 100,944
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF															CLF 72
Directors Committee [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF															CLF 26.4
Maximum number of sessions for per diem | item													16	16	16
Enel Finance International NV [Member] | Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term									6 months
Days prior to the prepayment date									10 days